Schedule of reconciliation provision for income tax and the provision at the singapore statutory rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Loss before tax	$ (3,383,806)	$ (15,621,986)	$ (3,213,360)
Loss tax expense computed at statutory rate	(17.00%)	(17.00%)	(17.00%)
Non-deductible expenses	2.90%	22.20%	4.70%
Income not subject to tax	(0.00%)	(0.10%)	(0.30%)
Underprovision in respect of prior years	0.00%	0.00%	0.00%
Utilization of previously unrecognized tax losses	0.00%	0.00%	0.00%
Deferred tax assets not recognised	14.10%	(5.10%)	12.60%
Others	0.00%	0.00%	0.00%
Effective tax rate	0.00%	0.00%	0.00%